Related Party Transactions and Balances (Details) - USD ($)	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Related Party Transactions and Balances (Textual)
Due from related party	$ 3,411	$ 1,127
Sale to related party	$ 25,932